Operating expenses (Tables)	12 Months Ended
Oct. 31, 2019
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about components of general and administrative expenses [Table Text Block]
	2019	2018	2017
General and administrative	$56,720	$63,936	$98,187
Rent and occupancy	64,647	70,674	72,725
Office insurance	26,812	117,615	54,023
Investor relations, listing and filing fees	49,029	53,113	80,486
	$197,208	$305,338	$305,421

Disclosure of detailed information about components of professional, other fees and salaries [Table Text Block]
	2019	2018	2017
Professional fees	$157,354	$165,685	$224,139
Consulting fees	53,845	316,815	813,735
Salaries and benefits	230,782	264,780	395,239
	$441,981	$747,280	$1,433,113